Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 11, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021	Apr. 15, 2021
Related Party Transactions
Non convertible notes payable		$ 4,355,931	$ 3,505,931			$ 805,001
Covid-19 Antigen Rapid Test Kits		386,412	209,468	$ 0
Principal amount	$ 800,000	26,000,000
Development expenses		167,422
Purchase price		26,000,000
accrued payable		109,131
Convertible notes		3,000,000
Total Assets		$ 40,736,264	$ 40,822,161	$ 260,290
Total Assets Percentage			1.00%	1.00%
Capital Stock Holding Percentage			5.00%
Outstanding Capital Stock Percentage			5.00%
Common Stock Shares Issued		144,379,308	144,379,308	42,066,172	144,379,308	100,000,000
Common Stock Shares Issued Price Per Share						$ 0.20
Common Stock Shares Authorized						300,000,000
Issued And Outstanding Shares Of Common Stock Ownership Percentage						70.30%
Inventory			$ 183,444	$ 0
Product Development Expenses			205,883	$ 0
Account Payable			$ 65,156